Quarterly Financial Data (Unaudited)	12 Months Ended
Feb. 01, 2015
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)
QUARTERLY FINANCIAL DATA (UNAUDITED)
The following is a summary of the quarterly consolidated results of operations for the fiscal years ended February 1, 2015 and February 2, 2014 (amounts in millions, except per share data):

	Net Sales	Gross Profit	Net Earnings	Basic Earnings per Share	Diluted Earnings per Share
Fiscal Year Ended February 1, 2015:
First Quarter	$19,687	$6,757	$1,379	$1.01	$1.00
Second Quarter	23,811	8,007	2,050	1.52	1.52
Third Quarter	20,516	7,043	1,537	1.16	1.15
Fourth Quarter	19,162	6,582	1,379	1.06	1.05
Fiscal Year	$83,176	$28,389	$6,345	$4.74	$4.71
Fiscal Year Ended February 2, 2014:
First Quarter	$19,124	$6,567	$1,226	$0.84	$0.83
Second Quarter	22,522	7,594	1,795	1.25	1.24
Third Quarter	19,470	6,682	1,351	0.96	0.95
Fourth Quarter	17,696	6,072	1,013	0.73	0.73
Fiscal Year	$78,812	$26,915	$5,385	$3.78	$3.76

Note: The quarterly data may not sum to fiscal year totals.